3. CHANGES IN ACCOUNTING POLICIES (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Satellites, property and other equipment	$ 1,703,039	$ 1,791,847
Deferred tax assets	10,799	4,617
Other current liabilities	113,289	77,324
Deferred tax liabilities	406,900
Other long-term liabilities	435,518	365,879
Accumulated earnings	843,601	968,408
Reserves	95,678	21,731
IFRS 15 [Member]
Satellites, property and other equipment	2,989	395
Deferred tax assets	2,637	1,263
Other current liabilities	15,046	21,007
Deferred tax liabilities	(16,021)	(21,676)
Other long-term liabilities	60,978	67,087
Accumulated earnings	(54,699)	(65,082)
Reserves	322	$ 322
Balance Without the Adoption of IFRS 15 [Member]
Satellites, property and other equipment	1,700,050
Deferred tax assets	8,162
Other current liabilities	98,243
Deferred tax liabilities	422,921
Other long-term liabilities	374,540
Accumulated earnings	898,300
Reserves	$ 95,356